Mobile Financial Services activities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities

(in millions of euros)	Orange	o/w telecom	Note	o/w Mobile	Note	o/w eliminations
	consolidated	activities		Financial		telecom
	financial			Services		activities / mobile
	statements					financial services
Non-current financial assets related to Mobile Finance Services activities	900	—		900	17.1.1	—
Non-current financial assets	950	977	13.7	—		(27)	(1)
Non-current derivatives assets	683	682	13.8	0	17.1.3	—
Current financial assets related to Mobile Financial Services activities	2,381	—		2,385	17.1.1	(4)
Current financial assets	2,313	2,313	13.7	—		—
Current derivatives assets	7	7	13.8	—	17.1.3	—
Cash and cash equivalents	8,621	8,188	14.3	433		—

Non-current financial liabilities related to Mobile Finance Services activities	—	—		28	17.1.2	(27)	(1)
Non-current financial liabilities	31,922	31,922	13.3	—		—
Non-current derivatives liabilities	220	161	13.8	59	17.1.3	—
Current financial liabilities related to Mobile Financial Services activities	3,161	—		3,161	17.1.2	—
Current financial liabilities	3,421	3,426	13.3	—		(4)
Current derivatives liabilities	124	124	13.8	—	17.1.3	—

(1)	Loan granted by Orange SA to Orange Bank.

Schedule of financial assets related to banking activities

(in millions of euros)	December 31, 2021			December 31, 2020	December 31, 2019
	Non-current	Current	Total	Total	Total
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss	3	—	3	2	2
Investments securities	3	—	3	2	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss	439	2	441	540	656
Debt securities	439	2	441	540	656
Financial assets at fair value through profit or loss	73	—	73	94	179
Investments at fair value	—	—	—	—	79
Cash collateral paid	59	—	59	74	76
Other	14	—	14	20	25
Financial assets at amortized cost	385	2,366	2,752	2,651	3,519
Fixed-income securities	385	2	387	579	506
Loans and receivables to customers	—	2,297	2,297	2,000	1,937
Loans and receivables to credit institutions	—	66	66	70	1,073
Other	—	1	1	2	3
Total financial assets related to Orange Bank activities	900	2,369	3,268	3,288	4,357

Schedule of debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss

(in millions of euros)	2021	2020	2019
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the opening balance	540	656	925
Acquisitions	732	386	165
Repayments and disposals	(839)	(500)	(442)
Changes in fair value	—	1	9
Other items	7	(3)	(1)
Debt securities measured at fair value through other comprehensive income that may be reclassified to profit or loss - in the closing balance	441	540	656

(in millions of euros)	2021	2020	2019
Profit (loss) recognized in other comprehensive income during the period	1	1	8
Reclassification in net income during the period	0	0	1
Other comprehensive income related to Orange Bank	1	1	9

Schedule of assets available for sale

(in millions of euros)	2021	2020	2019
Profit (loss) recognized in other comprehensive income during the period	1	1	8
Reclassification in net income during the period	0	0	1
Other comprehensive income related to Orange Bank	1	1	9

Schedule of loans and advances

(in millions of euros)	December 31,	December 31,		December 31,
	2021	2020		2019
Overdrafts	828	802		869
Housing loans	914	869		876
Investment loans	86	129		163
Installment receivables (1)	422	183		-
Current accounts	5	10		17
Other	42	7		12
Total loans and receivables to customers	2,297	2,000	(2)	1,937
Overnight deposits and loans	2	—		945
Loans and receivables	45	52		85
Other	19	18		43
Total loans and receivables to credit institutions	66	70		1,073

(1)	Purchase of Orange Spain receivables.
(2)	Since October 2020, Orange Bank is engaged in a self-subscribed securitization program of a portfolio of French personal loans for approximately 600 million euros.

Schedule of financial liabilities relating to banking activities

(in millions of euros)	December 31, 2021	December 31, 2020		December 31,2019
Payables to customers	1,796	1,883	(1)	3,357
Debts with financial institutions	1,009	885		448
Deposit certificate	356	358		475
Other	27	30		28
Total Financial liabilities related to Orange Bank activities(2)	3,188	3,155		4,307

(1)	The decrease on payables to customers between 2019 and 2020 is mainly due to the discontinuation of Groupama group companies' account-holding activities.
(2)	Including 28 million euros of non-current financial liabilities in 2021, 2020 and 2019.

Schedule of debts related to banking activities

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Current accounts	764	949	2,546
Passbooks and special savings accounts	995	908	781
Other	37	26	30
Total payables to customers	1,796	1,883	3,357
Term borrowings and advances	667	615	448
Securities delivered under repurchase agreements	331	270	—
Other	11	—	—
Total debts with financial institutions	1,009	885	448

Schedule of remaining term to maturity of financial assets and liabilities

(in millions of euros)	Note	December 31,	2022	2023 to	2027
		2021		2026	and beyond
Investments securities	17.1.1	3	—	3	—
Debt securities	17.1.1	441	127	307	8
Investments at fair value	17.1.1	-	—	—	—
Fixed-income securities	17.1.1	387	80	160	147
Loans and receivables to customers	17.1.1	2,297	586	1,058	653
Loans and receivables to credit institutions	17.1.1	66	66	—	—
Other financial assets and derivatives		74	60	—	14
Total financial assets		3,268	918	1,528	822
Payable to customers	17.1.2	1,796	1,796	—	—
Debts with financial institutions	17.1.2	1,009	346	663	—
Deposit certificate	17.1.2	356	273	83	—
Other financial liabilities and derivatives		87	1	53	33
Total financial liabilities		3,247	2,416	799	33

Schedule of the fair value of financial assets and liabilities

(in millions of euros)			December 31, 2021
		Classification	Book value	Estimated	Level 1 and	Level 2	Level 3
		under IFRS		fair value	cash
		9(1)
Loans and receivables	17.1.1	AC	2,363	2,363	—	2,363	—
Financial assets at amortized cost	17.1.1	AC	387	387	387	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	73	73	73	—	—
Debt securities	17.1.1	FVOCIR	441	441	441	—	—
Investments securities	17.1.1	FVOCI	3	3	3	—	—
Cash and cash equivalent(2)	17.1	AC	360	360	360	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,188)	(3,188)	—	(3,188)	—
Derivatives (net amount)(3)	17.1.3		(58)	(58)	—	(58)	—

(1)

"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".

(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2020
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9 (1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	2,070	2,070	—	2,070	—
Financial assets at amortized cost	17.1.1	AC	581	580	580	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	94	94	94	—	—
Debt securities	17.1.1	FVOCIR	540	540	540	—	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)		AC	254	254	254	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(3,155)	(3,155)	—	(3,155)	—
Derivatives (net amount)(3)			(75)	(75)	—	(75)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

(in millions of euros)			December 31, 2019
		Classification	Book	Estimated	Level 1	Level 2	Level 3
		under IFRS 9(1)	value	fair value	and cash
Loans and receivables	17.1.1	AC	3,010	3,010	—	3,010	—
Financial assets at amortized cost	17.1.1	AC	509	501	501	—	—
Financial assets at fair value through profit or loss	17.1.1	FVR	179	179	179	—	—
Debt securities	17.1.1	FVOCIR	656	656	628	28	—
Investments securities	17.1.1	FVOCI	2	2	2	—	—
Cash and cash equivalent(2)		AC	369	369	369	—	—
Financial liabilities related to Orange Bank activities	17.1.2	AC	(4,307)	(4,307)	—	(4,307)	—
Derivatives (net amount)(3)			74	(74)	—	(74)	—

(1)	"AC" stands for "amortized cost", "FVR " stands for "fair value through profit or loss", "FVOCI" stands for "fair value through other comprehensive income that will not be reclassified to profit or loss", "FVOCIR" stands for "fair value through other comprehensive income that may be reclassified to profit or loss".
(2)	Includes only cash.
(3)	The classification for derivatives instruments depends on their hedging qualification.

Mobile Finance Services
Disclosure of detailed information about financial instruments [line items]
Schedule of commitments relating to operating activities

Commitments given

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Financing commitments (1)	88	87	421
Guarantee commitments	6	8	8
On behalf of financial institutions	4	4	4
On behalf of customers	2	3	4
Property lease commitments	—	—	23
Total	94	94	452

(1)	Corresponds to credit commitments granted to customers, credits granted but not yet released and unused portion of financing granted. As at December 31, 2019, these commitments also included a financing commitment for Groupama of 320 million euros, a commitment which ended in 2020 due to the discontinuation of the account-keeping activity that Orange Bank provided with entities of the Groupama group.

Commitments received

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Received from financial institutions (1)	871	770	747
Received from customers	88	102	149
Total	959	872	896
(1)	Corresponds to guarantees received from Crédit Logement to counter-guarantee the mortgages distributed.

Schedule of assets covered by commitments

(in millions of euros)	December 31, 2021	December 31, 2020	December 31, 2019
Assets pledged as security to lending financial institutions as guarantees for bank loans	848	1,160	1,126
Total	848	1,160	1,126